Related Party Transactions (Details) - USD ($)												1 Months Ended			3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Jun. 28, 2024	Feb. 05, 2024	Dec. 31, 2023	Dec. 06, 2023	Sep. 25, 2023	Jan. 01, 2023	Sep. 01, 2022	Aug. 31, 2022	Dec. 15, 2021	Jun. 01, 2021	Aug. 31, 2020	Jul. 31, 2024	Dec. 29, 2021	Jun. 15, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 25, 2025	Dec. 05, 2022
Related Party Transactions [Line Items]
Promissory note issued																				$ 1,220,000
Updated principal amount	$ 253,529
Received cash				$ 150,000
Penalty charges	75,000
Common stock at a fixed conversion price (in Dollars per share)													$ 0.23075	$ 0.225
Common stock exercise price (in Dollars per share)			$ 37.5																	$ 37.5
Warrants expiry date																		Sep. 25, 2028
Relative fair value																							$ 1,209,159
Debt discount																				$ 1,113,589	$ 2,165,236
Loss on settlement of debt															$ 69,038			$ (398,022)			(260,932)
Bearing interest rate, per annum											10.00%
Bears interest rate										9.00%
Agreement amount			$ 100,000
Aggregate principal promissory note			165,000																	$ 165,000
Outstanding principal interest					$ 18
Fixed conversion price per share (in Dollars per share)							$ 37.5
Principal amount											$ 554,031
Outstanding principal due rate				12.00%
Bearing interest rate								10.00%
Fixed conversion price per share (in Dollars per share)																				$ 12
Conversion price per share (in Dollars per share)																				$ 15
Amount of conversion premium																				$ 1,359,761
Fair value of note			378,000																	378,000
Amortization of premium																					$ 988,917
Outstanding principal						$ 109,031
Accrued interest						$ 126,806
Warrant [Member]
Related Party Transactions [Line Items]
Promissory note issued																				666,667
Purchase of warrants (in Shares)															3			3
Common stock exercise price (in Dollars per share)															$ 37.5			$ 37.5
Promissory Note [Member]
Related Party Transactions [Line Items]
Bearing interest rate										9.00%								9.00%
Maturity date										Dec. 15, 2021								Dec. 31, 2025
Monthly payment												$ 3,393
Original balance paid															$ 7,165			$ 7,165
Owed amount															129,181			$ 129,181
Convertible Promissory Note Unsecured [Member]
Related Party Transactions [Line Items]
Bearing interest rate																		12.00%
Maturity date																		Dec. 31, 2025
Promissory note issued				$ 165,000
Monthly payment												$ 6,320
Original balance paid															24,436			$ 24,436
Owed amount															$ 229,093			$ 229,093
Received cash				150,000
Debt discount				$ 15,000
Accrues interest rate				12.00%
Mark Porter [Member]
Related Party Transactions [Line Items]
Maturity date				Feb. 05, 2024
Convertible Promissory Note Secured [Member]
Related Party Transactions [Line Items]
Bearing interest rate																		18.00%
Maturity date																		Mar. 25, 2025
Promissory note issued																		$ 70,000
Accrues interest rate															18.00%			18.00%
Remaining principal balance																		$ 70,000
Accrued interest																		9,623
Owed amount																		0
Loss on settlement of debt																		15,545
Convertible Promissory Note Secured [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Relative fair value															$ 31,852			$ 31,852
Promissory note issued to Mark Porter [Member]
Related Party Transactions [Line Items]
Maturity date										Dec. 15, 2021
Bearing interest rate, per annum									9.00%
Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Bearing interest rate		12.00%
Accrues interest rate															18.00%			18.00%
Keith Hayter [Member]
Related Party Transactions [Line Items]
Converted principal shares value																	$ 200,000
Common Stock [Member]
Related Party Transactions [Line Items]
Fixed conversion price per share (in Dollars per share)					$ 25
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Promissory notes										$ 100,000
Chief Executive Officer [Member] | Promissory note issued to Mark Porter [Member]
Related Party Transactions [Line Items]
Debt discount																				31,852
Mark Porter [Member]
Related Party Transactions [Line Items]
Debt discount				$ 15,000
Principal amount				$ 165,000
Mark Porter [Member] | Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Maturity date																		Mar. 25, 2025
Accrues interest rate															18.00%			18.00%
Related Party [Member]
Related Party Transactions [Line Items]
Updated principal amount	$ 136,346
Promissory note issued to Mark Porter [Member]
Related Party Transactions [Line Items]
Aggregate principal promissory note			$ 70,000		$ 70,000															70,000
Promissory note issued to Mark Porter [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Debt discount																				31,852
Promissory note issued to Mark Porter [Member] | Promissory note issued to Mark Porter [Member]
Related Party Transactions [Line Items]
Debt discount																				10,968
Mark Porter [Member] | Promissory note issued to Mark Porter [Member]
Related Party Transactions [Line Items]
Debt discount																				$ 25,297
Chief Executive Officer [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Promissory note issued										$ 100,000
Chief Executive Officer [Member] | Convertible Promissory Note Secured [Member]
Related Party Transactions [Line Items]
Debt discount																		$ 31,852
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock at a fixed conversion price (in Dollars per share)																		$ 25
Common stock exercise price (in Dollars per share)			$ 37.5												$ 37.5			$ 37.5		$ 37.5
Common Stock [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Purchase of warrants (in Shares)															2,800			2,800
Purchased warrant (in Shares)			2,800																	2,800
Forecast [Member]
Related Party Transactions [Line Items]
Convertible promissory note																						18.00%